Notes Payable (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 01, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Jun. 30, 2017
Term of Note Payable	3 years
Balance on the Note									$ 26,130
Interest Expense on Notes		$ 197	$ 631	$ 493	$ 710	$ 931	$ 1,407
Loss on extinguishment								$ 15,256
Non Interest Notes
Note Payable		$ 30,000		$ 30,000		$ 30,000
Landlord Note Payable
Note Payable	$ 40,122
Interest Rate of Note Payable	0.00%
Monthly Payament Amount	$ 1,115
Discount	$ 36,634
GHS Note Payable One
Note Payable								$ 500,000
Conversion price discount off market								20.00%
GHS Note Payable Two
Note Payable								$ 500,000
Conversion price discount off market								20.00%